Schedule I - Condensed Financial Information of the Company - Summary of Condensed Balance sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets [Abstract]
Cash and cash equivalent, net of allowance for doubtful accounts	¥ 233,207	$ 31,949	¥ 249,258
Prepaid expense and other receivables due from subsidiaries and affiliates, net of allowance for doubtful accounts	68,171	9,339	78,784
Long-term investments	66,716	9,140	76,688	¥ 77,305	¥ 73,001
Total assets	884,198	121,136	947,006
Liabilities and Shareholders' equity
Other payables and accrued expenses	44,434	6,087	34,850
Contract liabilities	230		352
Payroll and welfare payable	649	89	200
Total liabilities	454,954	62,329	536,591
Shareholders' equity
Treasury stock (46,867,940 shares and 50,414,900 shares as of December 31, 2023 and December 31, 2024, respectively)	(29,513)	(4,043)	(28,580)
Additional paid-in capital	909,930	124,660	905,958
Accumulated other comprehensive loss	(12,864)	(1,762)	(14,060)
Accumulated deficit	(458,886)	(62,867)	(458,237)
Total shareholders' equity attributable to Huize Holding Limited shareholders	408,740	55,998	405,153
Total liabilities and shareholders' equity	884,198	121,136	947,006
Related Party [Member]
Assets [Abstract]
Amount due from related parties	995		383
Common Class A [Member]
Shareholders' equity
Common Stock Value	63	9	62
Common Class B [Member]
Shareholders' equity
Common Stock Value	10	1	10
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalent, net of allowance for doubtful accounts	1,564	214	5,296
Prepaid expense and other receivables due from subsidiaries and affiliates, net of allowance for doubtful accounts	314,513	43,088	305,526
Long-term investments	124,272	17,025	118,319
Total assets	441,438	60,476	430,615
Liabilities and Shareholders' equity
Other payables and accrued expenses	17,893	2,451	17,896
Contract liabilities	0	0	1,783
Payroll and welfare payable	14,805	2,027	5,783
Total liabilities	32,698	4,478	25,462
Shareholders' equity
Treasury stock (46,867,940 shares and 50,414,900 shares as of December 31, 2023 and December 31, 2024, respectively)	(29,513)	(4,043)	(28,580)
Additional paid-in capital	909,930	124,660	905,958
Accumulated other comprehensive loss	(12,864)	(1,762)	(14,060)
Accumulated deficit	(458,886)	(62,867)	(458,237)
Total shareholders' equity attributable to Huize Holding Limited shareholders	408,740	55,998	405,153
Total liabilities and shareholders' equity	441,438	60,476	430,615
Parent Company [Member] | Related Party [Member]
Assets [Abstract]
Amount due from related parties	109	15	106
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Common Stock Value	63	9	62
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Common Stock Value	¥ 10	$ 1	¥ 10